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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment [ ]; Amendment Number: _____________________
         This Amendment (Check only one.): [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Cincinnati Life Insurance Company
Address:         6200 South Gilmore Road
                 Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:


  /s/ Kenneth S. Miller            Fairfield, Ohio              May 15, 2005
  ---------------------            ---------------              ------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers            1
                                          -------

Form 13F Information Table Entry Total:     25
                                          -------

Form 13F Information Table Value Total:   415,442
                                          -------

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No._____________


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
                                                    COLUMN 2       COLUMN 3      COLUMN 4     COLUMN 5      SH/PRN      PUT/CALL
ISSUER                                              TITLE OF
                                                     CLASS          CUSIP        FMV (000)     SHARES
ALLIANCE CAPITAL MGMT HLDG LTD PART                 COMMON         01855A101       52,992    1,123,900         SH
ALLTEL CORP                                         COMMON         020039103       51,559      940,000         SH
CINERGY CORP                                        COMMON         172474108       21,780      537,500         SH
COMMERCIAL NET LEASE REALTY                         COMMON         202218103        7,631      413,600         SH
DEVELOPERS DIVERSIFIED REALTY                       COMMON         251591103       17,888      450,000         SH
DUKE REALTY CORP                                    COMMON         264411505        5,060      169,500         SH
EXXON MOBIL CORPORATION                             COMMON         30231G102       24,198      406,000         SH
FIFTH THIRD BANCORP                                 COMMON         316773100       44,533    1,036,125         SH
FIRST MERIT CORPORATION                             COMMON         337915102        2,676      100,000         SH
FORTUNE BRANDS INC                                  COMMON         349631101        8,063      100,000         SH
GENERAL ELECTRIC CO.                                COMMON         369604103        3,606      100,000         SH
GLIMCHER REALTY TRUST                               COMMON         379302102       21,330      900,000         SH
JOHNSON & JOHNSON                                   COMMON         478160104        8,395      125,000         SH
LINCOLN NATIONAL CORP                               COMMON         534187109        6,771      150,000         SH
NATIONAL CITY CORPORATION                           COMMON         635405103       53,869    1,608,032         SH
PNC FINANCIAL SERVICES GROUP                        COMMON         693475105       12,566      244,100         SH
PFIZER INC                                          COMMON         717081103        3,284      125,000         SH
PIEDMONT NATURAL GAS                                COMMON         720186105          470       20,400         SH
PROCTER & GAMBLE CORPORATION                        COMMON         742718109        5,565      105,000         SH
SKY FINANCIAL GROUP INC                             COMMON         83080P103        8,204      305,900         SH
SYSCO CORP                                          COMMON         871829107          895       25,000         SH
U S BANCORP                                         COMMON         902973304        7,205      250,000         SH
WELLS FARGO & CO                                    COMMON         949746101       22,724      380,000         SH
WYETH                                               COMMON         983024100       21,090      500,000         SH
PARTNERRE LTD                                       COMMON         G6852T105        3,090       47,828         SH
                                                                                  415,442   10,162,885

                                                    COLUMN 6        COLUMN 7       COLUMN 8
                                                   INVESTMENT                                    SHARED
ISSUER                                                DIS           OTH MGRS        SOLE                     NONE

ALLIANCE CAPITAL MGMT HLDG LTD PART                 SHARED              01           --         1,123,900     --
ALLTEL CORP                                         SHARED              01           --           940,000     --
CINERGY CORP                                        SHARED              01           --           537,500     --
COMMERCIAL NET LEASE REALTY                         SHARED              01           --           413,600     --
DEVELOPERS DIVERSIFIED REALTY                       SHARED              01           --           450,000     --
DUKE REALTY CORP                                    SHARED              01           --           169,500     --
EXXON MOBIL CORPORATION                             SHARED              01           --           406,000     --
FIFTH THIRD BANCORP                                 SHARED              01           --         1,036,125     --
FIRST MERIT CORPORATION                             SHARED              01           --           100,000     --
FORTUNE BRANDS INC                                  SHARED              01           --           100,000     --
GENERAL ELECTRIC CO.                                SHARED              01           --           100,000     --
GLIMCHER REALTY TRUST                               SHARED              01           --           900,000     --
JOHNSON & JOHNSON                                   SHARED              01           --           125,000     --
LINCOLN NATIONAL CORP                               SHARED              01           --           150,000     --
NATIONAL CITY CORPORATION                           SHARED              01           --         1,608,032     --
PNC FINANCIAL SERVICES GROUP                        SHARED              01           --           244,100     --
PFIZER INC                                          SHARED              01           --           125,000     --
PIEDMONT NATURAL GAS                                SHARED              01           --            20,400     --
PROCTER & GAMBLE CORPORATION                        SHARED              01           --           105,000     --
SKY FINANCIAL GROUP INC                             SHARED              01           --           305,900     --
SYSCO CORP                                          SHARED              01           --            25,000     --
U S BANCORP                                         SHARED              01           --           250,000     --
WELLS FARGO & CO                                    SHARED              01           --           380,000     --
WYETH                                               SHARED              01           --           500,000     --
PARTNERRE LTD                                       SHARED              01           --            47,828     --
                                                                                               10,162,885


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